Earnings per equity share	12 Months Ended
Mar. 31, 2022
Earnings per equity share
28. Earnings per equity share
By way of an ordinary resolution passed on July 12, 2019, the shareholders of the Bank approved a subdivision (stock split) of equity shares to reduce the face value of each equity share from Rs. 2.0 to Rs. 1.0 per equity share effective as of September 20, 2019. The number of issued and subscribed equity shares increased to 5,470,763,894 shares of par value Rs. 1.0 each. All share/ADS and per share/ADS data reflect the effect of the stock split retroactively. One ADS continues to represent three equity shares.
A reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share has been provided below. Potential equity shares in the nature of ESOP with average outstanding balance of 24,224,032,
 73,917,840 and 19,064,987
were excluded from the calculation of diluted earnings per share for the years ended March 31, 2020, March 31, 2021 and March 31, 2022, respectively, as these were anti-dilutive.

	As of March 31,
	2020	2021	2022
Weighted average number of equity shares used in computing basic earnings per equity share	5,468,802,148	5,499,587,357	5,533,113,800
Effect of potential equity shares for stock options outstanding	36,990,405	23,890,989	30,366,023

Weighted average number of equity shares used in computing diluted earnings per equity share	5,505,792,553	5,523,478,346	5,563,479,823

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2020		2021		2022		2022

Basic earnings per share	Rs.	47.59	Rs.	59.27	Rs.	69.76	US$	0.92
Effect of potential equity shares for stock options outstanding		0.32		0.25		0.38		0.01

Diluted earnings per share	Rs.	47.27	Rs.	59.02	Rs.	69.38	US$	0.91

Basic earnings per ADS	Rs.	142.77	Rs.	177.81	Rs.	209.28	US$	2.76
Effect of potential equity shares for stock options outstanding		0.96		0.75		1.14		0.03

Diluted earnings per ADS	Rs.	141.81	Rs.	177.06	Rs.	208.14	US$	2.73

Dividends
Any dividends declared
by the Bank are based on the profit available for distribution as reported in the statutory financial statements of the Bank prepared in accordance with Indian GAAP. Additionally, the Banking Regulation Act and related regulations require the Bank to transfer 25
% of its Indian GAAP profit
after-tax
to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval
.
As per the RBI guidelines, the dividend payout (excluding dividend tax) cannot exceed 35
% of net income as calculated under Indian GAAP.
Accordingly, the net income reported in these financial statements may not be fully distributable in that year. Dividends declared for the years ended March 31, 2020 and March 31, 2021 were
Rs. 2.5 per equity share (viz. special interim dividend) and Rs. 6.5 per equity share, respectively. A special interim dividend of
Rs.
2.5

per share to commemorate 25 years of HDFC Bank’s operations was paid on August 2, 2019. On April 22, 2021, the RBI, in a notification, directed the banks to restrict dividend payouts for Fiscal 2021 to 50
% determined in terms of RBI regulations to conserve capital and stay resilient amid the COVID-19crisis. Accordingly, the Bank has paid a dividend of Rs.
6.50

per equity share for the financial year ended March 31,

2021.